Long-Term Borrowings - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn borrowing facilities		$ 66,250,000	$ 17,500,000
Carrying value (discounted)		117,110,000	18,027,000
Other liabilities		5,222,000	$ 671,000
Mining Properties
Disclosure Of Detailed Information About Borrowings [Line Items]
Other liabilities		2,236,000
Lithium Nevada Corp
Disclosure Of Detailed Information About Borrowings [Line Items]
Other liabilities		$ 1,500,000
Ganfeng | Exar Capital B V
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of share of loans recognized		62.50%
Carrying value (discounted)		$ 28,845,000
Face value net of financing costs		59,694,000
Senior Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings		66,250,000
Drawn borrowing facilities		205,000,000
Net drawn borrowing facilities		$ 83,750,000
Term of credit facility		The credit facility has a term of six years from August 8, 2018, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six.
Credit facility term		6 years
Description of repayment of credit facility		Repayments of borrowings made under the credit facility must start on August 8, 2022, being the fourth anniversary of the first drawdown date, in an amount equal to 75% of Minera Exar’s Free Cash Flow (as defined in the credit facility agreement). As security for the facility, the Company granted to the lenders a first priority security interest in all assets except those that represent its ownership interest in the Cauchari-Olaroz Project.
Percentage of right to purchase share of production		75.00%
Senior Credit Facility | Bangchak
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from related party borrowings		$ 23,187,000
Senior Credit Facility | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings		$ 43,063,000
Senior Credit Facility | First Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		8.00%
Senior Credit Facility | Year Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		8.50%
Senior Credit Facility | Year Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		9.00%
Senior Credit Facility | Year Six
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		9.50%
Non-Recourse Loan Agreement | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate	10.00%
Percentage of right to purchase share of production	50.00%
Borrowing facility	$ 100,000,000
Borrowings, interest rate basis	LIBOR plus 5.5%